Commitments & Contingencies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 04, 2019	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Amended and restated forward purchase agreement		Aggregate maximum amount of $150,000,000 of a number of Forward Purchase Units, consisting of one Forward Purchase Shareand one Forward Purchase Warrants, for $10.00 per Unit in a private placement that closed simultaneously with the closing of the Business Combination. The Forward Purchase Warrants have the same terms as the Warrants and the Forward Purchase Shares are identical to the shares of Class A Common Stock included in the Units sold in the Initial Public Offering, except the Forward Purchase Shares and the Forward Purchase Warrants are subject to transfer restrictions and certain registration rights. The proceeds from the sale of the Forward Purchase Securities may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. This agreement is independent of the percentage of stockholders electing to redeem their Public Shares and provided the Company with an increased minimum funding level for the Initial Business Combination.	Agreed to purchase up to an aggregate maximum amount of $150,000,000 of either (i) a number of units (the “Forward Purchase Units”), consisting of one share of Class A common stock (the “Forward Purchase Shares”) and one-half of one redeemable warrant (the “Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of Forward Purchase Shares for $9.67 per share (such Forward Purchase Shares valued at $9.67 per share or the Forward Purchase Units, as the case may be, the “Forward Purchase Securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination.
Underwriting agreement purchase	800,917	3,375,000	3,375,000
Proposed offering price		$ 10.00	$ 10.00
Underwriting agreement description		The underwriters were entitled to an underwriting discount for each Unit sold in the Initial Public Offering, except for the Affiliated Units. An aggregate of approximately $4.64 million (or $0.20 per Unit), was paid to the underwriters upon the closing of the Initial Public Offering. An additional fee of approximately $8.13 million (or $0.35 per Unit), will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount for each Unit sold in the Initial Public Offering, except for the Affiliated Units. An aggregate of approximately $4.64 million (or $0.20 per Unit), was paid to the underwriters upon the closing of the Initial Public Offering. An additional fee of approximately $8.13 million (or $0.35 per Unit), will be payable to the underwriters for deferred underwriting commissions.
Deferred legal fees		$ 150,000	$ 150,000